Accrued Expenses:	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

11. Accrued Expenses:

Accrued expenses consist mainly of expenses related to bonuses, paid vacations, compensatory leaves and related social charges.

Accrued expenses comprises of the following:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Accrued compensation	2,012	2,037
Accrued social charges	3,992	3,441
Total accrued expenses	6,004	5,479